Restricted Short Term Bank Deposits	12 Months Ended
Dec. 31, 2023
Restricted Short Term Bank Deposits [Abstract]
RESTRICTED SHORT TERM BANK DEPOSITS

NOTE 6 - RESTRICTED SHORT TERM BANK DEPOSITS:

To secure Eco Wave Power Ltd.’s bank guarantees, Eco Wave Power Ltd. has deposited an amount of $63 (2022 - $63) in Bank Hapoalim Ltd. in short term bank deposits. The short term bank deposits are in NIS and bear interest at an average annual rate of prime – 4.2%. These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group.